Earnings Per Common Share (Computation of Basic and Diluted Earnings Per Common Share) (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions		12 Months Ended
		Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Net income:
Net income attributable to MHFG common shareholders		¥ 84,471	¥ 577,608	¥ 362,440
Effect of dilutive securities
Net income attributable to common shareholders after assumed conversions		¥ 84,471	¥ 577,608	¥ 362,440
Shares:
Weighted average common shares outstanding		25,362,376	25,366,345	25,285,899
Effect of dilutive securities:
Convertible preferred stock (Note)	[1]			82,993
Stock options		4,522	7,586	11,410
Weighted average common shares after assumed conversions		25,366,898	25,373,931	25,380,302
Amounts per common share:
Basic net income per common share		¥ 3.33	¥ 22.77	¥ 14.33
Diluted net income per common share		¥ 3.33	¥ 22.76	¥ 14.28

[1]	The number of common shares after assumed conversion of the convertible preferred stock is based on the applicable conversion prices.